Warrants - Schedule of Assumptions Were Used to Calculate the Fair Value (Details) - Triton Warrants	Feb. 13, 2025
Stock price [Member]
Schedule of Assumptions Were Used to Calculate the Fair Value [Line Items]
Risk-free rate	24.6
Exercise price [Member]
Schedule of Assumptions Were Used to Calculate the Fair Value [Line Items]
Risk-free rate	10
Term [Member]
Schedule of Assumptions Were Used to Calculate the Fair Value [Line Items]
Risk-free rate	5.5
Volatility [Member]
Schedule of Assumptions Were Used to Calculate the Fair Value [Line Items]
Risk-free rate	84
Risk-free rate [Member]
Schedule of Assumptions Were Used to Calculate the Fair Value [Line Items]
Risk-free rate	4.4